Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Paradigm Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Paradigm Value Fund
Average Annual Return, Percent		46.48%	7.96%	13.61%
Paradigm Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Paradigm Select Fund
Average Annual Return, Percent		81.10%	15.11%	17.92%
Paradigm Micro-Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Paradigm Micro-Cap Fund
Average Annual Return, Percent		51.81%	7.90%	15.91%
Paradigm Value Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Paradigm Select Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Paradigm Micro-Cap Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Paradigm Value Fund | Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent		43.01%	8.24%	10.89%
Paradigm Select Fund | Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Average Annual Return, Percent		36.72%	8.30%	12.25%
Paradigm Micro-Cap Fund | Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap® Index
Average Annual Return, Percent		58.55%	7.07%	12.47%